Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging

13.         Fair value measurements and Hedging:

Fair value on a recurring basis:

Interest rate swaps

Details of the Company’s interest rate swaps are discussed in Note 18 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

The following table summarizes the interest rate swaps in place as of June 30, 2024:

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 20,865
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 24,375
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 40,591
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 26,250
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 13,650

The above interest rate swaps were designated and qualified as cash flow hedges while they are in effect. For the six-month period ended June 30, 2024, the losses from the de-designated interest rate swaps amounting to $1,349 are separately reflected under “Gain/(Loss) on interest rate swaps, net” in the unaudited interim condensed consolidated income statement for the corresponding period. The effective portion of the unrealized gains/losses from all other swaps (designated as cash flow hedges) is recorded in “Other Comprehensive Income / (Loss)” and no portion of these cash flow hedges was ineffective during the six-month period ended June 30, 2024.

A gain of approximately $3,045 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period ending June 30, 2025 when realized.

Freight Derivatives and Bunker Swaps

The results of the Company’s freight derivatives and bunker swaps for the six-month periods ended June 30, 2023 and 2024 and the valuation of their open positions as at December 31, 2023 and June 30, 2024 are presented in the tables below.

13.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives and bunker swaps recognized in the unaudited interim condensed consolidated income statements, are analyzed as follows:

	Six months ended June 30,
	2023	2024
Consolidated Income Statement
Gain/(loss) on derivative financial instruments rate swaps, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	7
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(507)	(1,356)
Realized gain/(loss) of foreign exchange forward contracts	—	103
Total Gain/(loss) recognized	$(507)	$(1,246)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	14,412	2,792
Total Gain/(loss) recognized	$14,412	$2,792

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	2,796	(7,967)
Realized gain/(loss) on bunker swaps	4,476	(49)
Unrealized gain/(loss) on FFAs	(116)	3,657
Unrealized gain/(loss) on bunker swaps	(2,949)	43
Total Gain/(loss) recognized	$4,207	$(4,316)

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2023 and June 30, 2024, based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2023		June 30, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$—	$—	$16	$—
Bunker swaps - current	Derivatives, current asset portion	—	—	59	—
Total		$—	$—	$75	$—
LIABILITIES
Forward freight agreements - current	Derivatives, current liability portion	$5,784	$—	$1,917	$—
Total		$5,784	$—	$1,917	$—

13.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2023 and June 30, 2024 amounted to $13,496 and $7,757, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2023 and June 30, 2024, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2023		June 30, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,356	$4,682	$—	$3,885
Foreign exchange forward contracts - current	Derivatives, current asset portion	—	267	—	—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	2,533	—	1,451
Total		$1,356	$7,482	$—	$5,336

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and lease financings (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2024, due to the variable interest rate nature thereof.